Summary of Restricted Share Granted (Detail) (Restricted Shares, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Shares
Number of share
Beginning Balance	665,999
Granted		665,999
Forfeited	(206,893)
Vested	(163,870)
Ending Balance	295,236	665,999
Expect to vest at end of year	259,808	586,079
Weighted average grant date fair value
Beginning Balance	$ 1.98
Granted		$ 1.98
Forfeited	$ 1.98
Vested	$ 1.98
Ending Balance	$ 1.98	$ 1.98